Operating revenues (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Passenger revenues
Fare revenues	$ 1,301,750	$ 1,517,106	$ 1,650,287
Other passenger revenues	1,580,665	1,492,593	1,473,237
Total	2,882,415	3,009,699	3,123,524
Non-passenger revenues
Other non-passenger revenues	134,483	111,551	115,424
Cargo	20,618	20,626	20,025
Total	3,037,516	3,141,876	3,258,973
Country of domicile [member] | Goods or services transferred at point in time [member]
Passenger revenues
Fare revenues	734,341	930,837	1,027,699
Other passenger revenues	920,049	902,312	901,331
Total	1,654,390	1,833,149	1,929,030
Non-passenger revenues
Other non-passenger revenues	134,023	110,691	114,318
Cargo	2,152	2,122	4,432
Total	1,790,565	1,945,962	2,047,780
Country of domicile [member] | Goods or services transferred over time [member]
Passenger revenues
Fare revenues
Other passenger revenues	8,492	10,587	12,964
Total	8,492	10,587	12,964
Non-passenger revenues
Other non-passenger revenues
Cargo
Total	8,492	10,587	12,964
Foreign countries [member] | Goods or services transferred at point in time [member]
Passenger revenues
Fare revenues	567,409	586,269	622,588
Other passenger revenues	645,837	572,923	551,075
Total	1,213,246	1,159,192	1,173,663
Non-passenger revenues
Other non-passenger revenues	460	860	1,106
Cargo	18,466	18,504	15,593
Total	1,232,172	1,178,556	1,190,362
Foreign countries [member] | Goods or services transferred over time [member]
Passenger revenues
Fare revenues
Other passenger revenues	6,287	6,771	7,867
Total	6,287	6,771	7,867
Non-passenger revenues
Other non-passenger revenues
Cargo
Total	$ 6,287	$ 6,771	$ 7,867